INCOME TAX (Summary of Deferred Taxes) (Details) - USD ($) $ in Thousands		Dec. 31, 2015	Dec. 31, 2014
INCOME TAX [Abstract]
Provision for employee related obligations, current		$ 145	$ 130
Provision for legal obligation, current		2,607	3,519
Deferred taxes included in other current assets	[1]	2,752	3,649
Provision for employee related obligations, non-current		718	678
Carry forward tax losses and foreign tax credit, non-current		4,321	4,321
Temporary differences, net, non-current		1,237	1,010
Gross deferred income taxes, non-current		6,276	6,009
Valuation allowance, non-current		(3,997)	(3,273)
Deferred income taxes, non-current		$ 2,279	$ 2,736

[1]	See Note 15.